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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Dynamic Credit Opportunities Fund
NYSE: VTA

2 Letters to Shareholders

3 Fund Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

23 Financial Statements

26 Notes to Financial Statements

36 Financial Highlights

38 Approval of Investment Advisory and Sub-Advisory Contracts

40 Tax Information

41 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End

Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/15 to 8/31/15

Fund at NAV	0.99%
Fund at Market Value	-5.93
Credit Suisse Leveraged Loan Index▼	0.61

Market Price Discount to NAV as of 8/31/15	-15.34

Source: ▼Bloomberg LP

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradeable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3                         Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Dynamic Credit Opportunities Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Variable Rate Senior Loan Interests–112.31%(a)(b)
Aerospace & Defense–2.39%
Camp International Holding Co.
First Lien Term Loan	4.75%	05/31/19	1,440	$1,431,286
Second Lien Term Loan	8.25%	11/30/19	165	164,878
Consolidated Aerospace Manufacturing, LLC, First Lien Term Loan(c)	—	08/11/22	1,427	1,423,536
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/21	556	557,798
IAP Worldwide Services
Revolver Loan(c)	—	07/18/18	1,444	1,415,515
Second Lien Term Loan	8.00%	07/18/19	1,690	1,698,554
Landmark U.S. Holdings LLC
Canadian Term Loan	4.75%	10/25/19	147	146,643
First Lien Term Loan	4.75%	10/25/19	3,713	3,694,857
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,366	2,342,378
Sequa Corp., Term Loan	5.25%	06/19/17	2,753	2,350,696
Transdigm Inc., Term Loan E	3.50%	05/14/22	7,651	7,577,302
				22,803,443

Air Transport–0.47%
Delta Air Lines, Inc., Revolver Loan(d)	0.00%	10/18/17	1,032	1,002,596
Gol LuxCo S.A. (Luxembourg), First Lien Term Loan(c)	—	08/31/20	3,488	3,474,765
				4,477,361

Automotive–5.45%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,353	1,355,999
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21	4,274	4,300,869
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17	808	727,347
BBB Industries, LLC
First Lien Term Loan	6.00%	11/03/21	1,391	1,391,906
Second Lien Term Loan	9.75%	11/03/22	610	596,407
Chrysler Group LLC, Term Loan B	3.50%	05/24/17	1,205	1,204,525
Dealer Tire, LLC, Term Loan B	5.50%	12/22/21	1,589	1,601,459
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,947	1,934,362
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	16,060	15,718,850
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/19	83	83,781
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	1,149	1,150,149
Key Safety Systems, Inc., First Lien Term Loan	4.75%	08/29/21	365	364,942
Midas Intermediate Holdco II, LLC
Delayed Draw Term Loan	4.50%	08/18/21	138	138,687
Term Loan	4.50%	08/18/21	1,229	1,230,844
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan	8.25%	12/17/22	GBP 6,350	9,824,465
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/22	4,154	4,141,044
Transtar Holding Co.
First Lien Term Loan	5.75%	10/09/18	3,463	3,433,002
Second Lien Term Loan	10.00%	10/09/19	1,010	982,169
Wand Intermediate I L.P.
First Lien Term Loan	4.75%	09/17/21	1,139	1,141,469
Second Lien Term Loan	8.25%	09/17/22	818	814,306
				52,136,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Beverage and Tobacco–1.48%
Adria Group Holding B.V. (Netherlands), Term Loan	9.50%	06/04/18	EUR	11,750	$13,297,344
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/14; Cost $821,371)	8.50%	12/31/21		827	797,689
					14,095,033

Building & Development–1.22%
Braas Monier Building Group S.A. (Germany), Term Loan B	3.92%	10/15/20	EUR	476	536,594
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20		2,701	2,721,699
Distribution International, Inc., Term Loan	6.00%	12/15/21		984	971,945
Lake at Las Vegas Joint Venture, LLC
Exit Revolver Loan (Acquired 07/16/12; Cost $57,342)(d)	0.00%	02/28/17		57	43,293
PIK Exit Revolver Loan (Acquired 07/15/10-06/30/15; Cost $690,431)(e)	4.62%	02/28/17		690	521,276
Mannington Mills, Inc., Term Loan	4.75%	10/01/21		1,676	1,681,155
Mueller Water Products, Inc., Term Loan B	4.00%	11/25/21		62	62,281
Norrmalm 3 AB (Sweden), Term Loan B-1	4.02%	05/31/21	EUR	333	375,126
Nortek, Inc., Term Loan 1	3.50%	10/30/20		156	155,441
Re/Max International, Inc., Term Loan	4.25%	07/31/20		1,311	1,315,512
Realogy Corp., Revolver Loan(d)	0.00%	03/05/18		3,280	3,164,797
Tamarack Resort LLC
PIK Term Loan A (Acquired 03/07/14-07/15/15; Cost $98,600)(e)	8.00%	03/07/16		99	98,576
PIK Term Loan B (Acquired 03/07/14-06/30/15; Cost $93,105)(c)(e)	—	02/28/19		274	0
					11,647,695

Business Equipment & Services–13.84%
Accelya International S.A. (Luxembourg)
Term Loan A-1	5.03%	03/06/20		1,275	1,271,731
Term Loan A-2	5.03%	03/06/20		441	439,470
Asurion LLC
Term Loan B-1	5.00%	05/24/19		638	634,984
Term Loan B-2	4.25%	07/08/20		14,358	14,039,131
Second Lien Term Loan	8.50%	03/03/21		18,463	18,154,847
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21		552	549,210
Brickman Group Ltd. LLC
First Lien Term Loan	4.00%	12/18/20		800	790,263
Second Lien Term Loan	7.50%	12/17/21		708	695,069
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17		219	214,059
Caraustar Industries, Inc., Term Loan	8.00%	05/01/19		1,917	1,918,414
Cast and Crew Payroll, LLC, Term Loan B	4.75%	08/12/22		970	966,476
Checkout Holding Corp.
Second Lien Term Loan	7.75%	04/11/22		2,492	1,751,949
Term Loan B	4.50%	04/09/21		4,066	3,638,846
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22		2,206	2,215,476
Crossmark Holdings, Inc.
First Lien Term Loan	4.50%	12/20/19		1,959	1,741,215
Second Lien Term Loan	8.75%	12/21/20		677	548,765
Diamond US Holding LLC, Term Loan B	4.75%	12/17/21		1,631	1,637,074
Dream Secured BondCo AB (Sweden)
PIK Mezzanine Loan	6.75%	08/15/19	EUR	11,591	13,380,881
Revolver Loan(d)	0.00%	08/15/17	EUR	1,743	1,892,806
Revolver Loan	2.39%	08/15/17	EUR	2,257	2,449,917
Emdeon Inc., Term Loan B-2	3.75%	11/02/18		2,309	2,305,331
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18		2,084	2,081,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Business Equipment & Services–(continued)
First Data Corp.
Term Loan	3.70%	03/23/18		18,415	$18,305,309
Term Loan	3.70%	09/24/18		3,561	3,539,911
Term Loan	3.95%	07/10/22		2,275	2,265,374
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/20		464	464,301
Global Healthcare Exchange, LLC, Term Loan B(c)	—	08/13/22		922	924,636
Inmar, Inc.
Second Lien Term Loan	8.00%	01/27/22		186	182,023
Term Loan	4.25%	01/27/21		1,039	1,028,952
Intertrust Group Holding B.V. (Netherlands)
Second Lien Term Loan 1	8.00%	04/16/22	EUR	9,000	10,165,001
Second Lien Term Loan 2	8.00%	04/16/22		1,780	1,785,044
Term Loan B-5	4.53%	04/16/21		1,229	1,231,893
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/22		1,462	1,424,825
Kronos Inc., Second Lien Term Loan	9.75%	04/30/20		1,237	1,261,251
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21		1,326	1,328,768
LS Deco LLC, Term Loan B	5.50%	05/21/22		1,239	1,249,476
Prime Security Services Borrower, LLC
First Lien Term Loan	5.00%	07/01/21		2,079	2,079,999
Second Lien Term Loan	9.75%	07/01/22		783	776,547
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17		91	91,212
Stiphout Finance LLC
First Lien Term Loan(c)	—	01/01/22		1,192	1,194,570
Second Lien Term Loan(c)	—	01/01/23	EUR	1,125	1,268,731
Second Lien Term Loan(c)	—	01/01/23		611	612,904
SunGard Data Systems Inc., Term Loan C	3.94%	02/28/17		169	169,125
TNS Inc.
First Lien Term Loan	5.00%	02/14/20		1,907	1,912,760
Second Lien Term Loan	9.00%	08/14/20		190	188,837
Trans Union LLC, Term Loan B-2	3.50%	04/09/21		4,715	4,687,272
Wash MultiFamily Laundry Systems, LLC
First Lien Term Loan	4.25%	05/13/22		110	109,572
First Lien Term Loan	4.25%	05/13/22		629	625,662
Second Lien Term Loan	8.00%	05/12/23		133	134,166
Second Lien Term Loan	8.00%	05/14/23		23	23,499
					132,349,216

Cable & Satellite Television–3.55%
Altice Financing SA (Luxembourg)
Term Loan	5.25%	02/04/22		1,640	1,653,034
Term Loan	5.25%	02/04/22	EUR	4,250	4,787,406
Cequel Communications, LLC, Revolver Loan(c)	—	02/14/17		5,675	5,575,250
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/23		9,318	9,319,451
ION Media Networks, Inc., Term Loan	4.75%	12/18/20		5,629	5,643,393
MCC Iowa, Term Loan J	3.75%	06/30/21		166	166,254
Mediacom Illinois LLC, Term Loan E	3.16%	10/23/17		468	467,013
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/23		5,094	5,047,076
Ypso Holding S.a r.l. (France), Term Loan	4.00%	07/29/22		1,330	1,326,511
					33,985,388

Chemicals & Plastics–5.07%
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18		2,203	1,974,633
Chemours Co. (The), Term Loan B	3.75%	05/12/22		2,449	2,370,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Chemicals & Plastics–(continued)
Chemstralia Pty Ltd., Term Loan B (Acquired 02/09/15; Cost $2,567,250)	7.25%	02/28/22		2,692	$2,698,612
Chromaflo Technologies Corp.
First Lien Term Loan B	4.50%	12/02/19		1,147	1,118,379
Second Lien Term Loan (Acquired 11/20/13; Cost $518,435)	8.25%	06/02/20		520	494,350
Colouroz Investment LLC (Germany)
First Lien Term Loan B-2	4.50%	09/07/21		1,800	1,798,221
Second Lien Term Loan	8.25%	09/05/22	EUR	5,005	5,611,269
Second Lien Term Loan B-2	8.25%	09/05/22		9,565	9,553,044
Term Loan C	4.50%	09/07/21		298	297,733
Eco Services Operations LLC, Term Loan	4.75%	12/01/21		1,302	1,299,200
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $759,082)	4.00%	07/30/21		762	762,335
Gemini HDPE LLC, Term Loan B	4.75%	08/07/21		782	783,391
Ineos Holdings Ltd.
Term Loan	3.75%	05/04/18		291	290,635
Term Loan	4.25%	03/31/22		455	455,138
MacDermid, Inc.
First Lien Term Loan	4.50%	06/07/20		0	454
Term Loan B-2	4.75%	06/07/20		829	830,941
Otter Products, LLC, Term Loan B	5.75%	06/03/20		3,918	3,855,605
Oxea Finance LLC
First Lien Term Loan B-2	4.25%	01/15/20		880	861,425
Second Lien Term Loan	8.25%	07/15/20		3,952	3,721,160
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22		416	416,679
Prolampac Intermediate Inc.
First Lien Term Loan	5.00%	08/18/22		1,987	1,991,823
Second Lien Term Loan	9.25%	08/18/23		769	755,061
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/23		392	392,877
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19		4,255	4,287,213
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20		1,007	1,007,791
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21		847	846,950
					48,475,349

Clothing & Textiles–1.76%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan(d)	0.00%	05/27/21		199	199,191
First Lien Term Loan	5.50%	05/27/21		2,468	2,470,534
Second Lien Delayed Draw Term Loan(d)	0.00%	05/27/22		60	60,036
Second Lien Term Loan	9.50%	05/27/22		1,287	1,300,040
Ascena Retail Group, Inc., Term Loan B(c)	—	08/21/22		9,939	9,748,635
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/21		3,024	3,036,728
					16,815,164

Conglomerates–0.53%
Epiq Systems, Inc., Term Loan	4.50%	08/27/20		3,156	3,147,878
Penn Engineering & Manufacturing Corp., Term Loan B	4.00%	08/29/21		898	898,352
Spectrum Brands, Inc., Term Loan	3.75%	06/23/22		1,067	1,069,209
					5,115,439

Containers & Glass Products–4.10%
Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/21	EUR	2,750	3,056,984
Berlin Packaging, LLC
Second Lien Term Loan	7.75%	09/30/22		449	446,745
Term Loan	4.50%	10/01/21		1,648	1,652,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Containers & Glass Products–(continued)
Charter NEX US Holdings, Inc., Term Loan B	5.25%	02/05/22		728	$732,140
Constantia Flexibles Group GmbH (Austria), Delayed Draw Term Loan B	4.75%	04/30/22	EUR	681	769,601
Duran Group (Germany)
Term Loan B(c)	—	11/28/19	EUR	5,500	6,187,258
Term Loan C(c)	—	11/28/19		1,578	1,582,080
Hoffmaster Group, Inc.
First Lien Term Loan	5.25%	05/09/20		2,167	2,164,905
Second Lien Term Loan	10.00%	05/09/21		441	434,548
Klockner Pentaplast of America, Inc.
Revolver Loan(d)	0.00%	01/28/20	EUR	5,000	5,585,336
Term Loan	5.00%	04/28/20		762	764,188
Term Loan	5.00%	04/28/20		326	326,576
LA Holding B.V. (Netherlands)
Term Loan A (Acquired 09/15/14; Cost $195,835)	5.88%	04/30/16	EUR	151	168,978
Term Loan B-1A (Acquired 09/15/14; Cost $2,831,772)	6.50%	06/18/16	EUR	2,188	2,443,413
Term Loan B-1B (Acquired 09/15/14; Cost $3,047,263)	6.50%	06/18/16	EUR	2,355	2,629,351
Term Loan B-1C (Acquired 09/15/14; Cost $993,015)	6.50%	06/18/16	EUR	768	856,982
Ranpak Corp.
Second Lien Term Loan	8.25%	10/03/22		245	244,516
Term Loan B-1	4.25%	10/01/21		361	360,777
Tekni-Plex, Inc.
Second Lien Term Loan	8.75%	06/01/23		683	684,369
Term Loan B-1	4.50%	06/01/22		1,325	1,320,915
Verallia (France), Term Loan(c)	—	08/07/22	EUR	6,000	6,751,486
					39,163,587

Cosmetics & Toiletries–0.40%
Vogue International LLC, Term Loan B	5.75%	02/14/20		3,824	3,845,835

Drugs–2.97%
BPA Laboratories
First Lien Term Loan	2.79%	07/03/17		1,605	1,320,771
Second Lien Term Loan	2.79%	07/03/17		1,395	1,091,731
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22		1,360	1,363,971
Endo Pharmaceuticals Holding Inc., Term Loan B(c)	—	01/01/22		3,832	3,840,112
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22		1,729	1,732,802
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21		14,839	7,438,222
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/22		11,572	11,589,415
					28,377,024

Ecological Services & Equipment–0.05%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19		415	411,746
PSSI Holdings LLC, Term Loan	5.00%	12/02/21		49	49,412
					461,158

Electronics & Electrical–9.49%
4L Technologies Inc., Term Loan	5.50%	05/08/20		6,242	6,148,848
Accuvant Finance LLC, First Lien Term Loan	6.25%	01/28/22		2,214	2,225,497
Avago Technologies Cayman Ltd. (Luxembourg), Term Loan B	3.75%	05/06/21		5,629	5,632,440
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20		1,488	1,496,843
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/22		571	573,556
Blackboard Inc., Term Loan B-3	4.75%	10/04/18		1,893	1,885,807
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20		635	586,341
Carros US LLC, Term Loan	4.50%	09/30/21		438	438,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Electronics & Electrical–(continued)
CommScope, Inc., Term Loan	3.75%	12/29/22		2,710	$2,706,239
Compuware Corp.
Term Loan B-1	6.25%	12/15/19		725	706,864
Term Loan B-2	6.25%	12/15/21		2,079	2,011,099
Deltek, Inc., First Lien Term Loan	5.00%	06/25/22		3,178	3,184,438
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/19	EUR	3,650	4,022,124
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20		1,553	1,555,892
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/23		383	381,361
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21		1,757	1,717,222
Linxens France SA
Second Lien Term Loan(c)	—	01/01/23		766	763,346
Term Loan(c)	—	01/01/22	EUR	1,750	1,973,936
Term Loan(c)	—	01/01/22		1,658	1,655,181
Lyngen Midco AS (Norway), Term Loan A (Acquired 06/03/15; Cost $4,178,150)	5.76%	03/12/21	NOK	34,366	4,029,754
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19		5,306	5,307,252
Mediaocean LLC, First Lien Term Loan	5.75%	08/15/22		1,290	1,286,652
Mirion Technologies, Inc., Term Loan B	5.75%	03/31/22		2,176	2,184,843
MSC.Software Corp.
First Lien Term Loan	5.00%	05/29/20		901	890,009
Second Lien Term Loan	8.50%	06/01/21		450	436,887
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20		1,503	1,509,220
Oberthur Technologies of America Corp., Term Loan B-1	4.75%	10/18/19	EUR	1,463	1,648,338
Omnitracs, Inc., Term Loan	4.75%	11/25/20		1,230	1,223,462
Peak 10, Inc.
First Lien Term Loan	5.00%	06/17/21		411	410,272
Second Lien Term Loan (Acquired 06/10/14; Cost $412,879)	8.25%	06/17/22		416	397,680
Riverbed Technology, Inc., Term Loan B	6.00%	04/25/22		2,545	2,552,568
RP Crown Parent, LLC
First Lien Term Loan	6.00%	12/21/18		8,322	7,668,831
Second Lien Term Loan	11.25%	12/21/19		707	619,163
Ship Luxco 3 S.a r.l. (Luxembourg), Term Loan C-1	5.75%	11/29/19	GBP	7,044	10,843,337
SkillSoft Corp., Term Loan	5.75%	04/28/21		4,376	4,201,062
SS&C Technologies Inc.
Term Loan B-1	4.00%	07/08/22		2,860	2,869,629
Term Loan B-2	4.00%	07/08/22		463	464,912
Sybil Software LLC, Term Loan B(c)	—	03/20/20		258	257,993
TTM Technologies, Inc., Term Loan B	6.00%	05/31/21		2,404	2,296,014
					90,763,183

Equipment Leasing–0.30%
IBC Capital US LLC, First Lien Term Loan	4.75%	09/09/21		2,904	2,828,082

Financial Intermediaries–1.35%
iPayment Inc., Term Loan	6.75%	05/08/17		1,612	1,584,187
MoneyGram International, Inc., Term Loan	4.25%	03/27/20		4,292	4,041,181
RJO Holdings Corp., Term Loan	6.95%	12/10/16		3,346	3,111,546
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20		2,581	2,583,865
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/20	GBP	1,031	1,586,724
					12,907,503

Food & Drug Retailers–2.04%
Albertson’s LLC, Term Loan B-4	5.50%	08/25/21		9,129	9,148,927
Pret A Manger (United Kingdom), Term Loan B	5.51%	06/19/20	GBP	6,750	10,357,928
					19,506,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food Products–3.75%
AdvancePierre Foods, Inc.
First Lien Term Loan	5.75%	07/10/17		6,710	$6,729,865
Second Lien Term Loan	9.50%	10/10/17		1,775	1,789,292
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18		2,837	2,833,651
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/22		4,844	4,857,691
CSM Bakery Solutions LLC
First Lien Term Loan	5.00%	07/03/20		2,894	2,892,208
Second Lien Term Loan	8.75%	07/03/21		1,411	1,333,712
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18		1,362	1,364,427
Frontier Midco Ltd. (United Kingdom), Term Loan B	5.58%	11/27/20	GBP	1,250	1,719,120
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/19		1,478	1,460,181
Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/23		737	739,957
Iglo Foods Midco Limited (United Kingdom), Term Loan C-2	4.51%	06/30/20	GBP	594	910,681
JBS USA, LLC, Term Loan B(c)	—	01/01/22		6,246	6,230,394
Post Holdings, Inc.
Term Loan A	3.75%	06/02/21		53	53,504
Revolver Loan(d)	0.00%	01/29/19		2,283	2,276,297
Shearer’s Foods, LLC
First Lien Term Loan	4.50%	06/30/21		438	434,009
Second Lien Term Loan	7.75%	06/30/22		241	237,849
					35,862,838

Food Service–1.69%
Portillo’s Holdings, LLC
First Lien Term Loan	4.75%	08/02/21		1,211	1,209,189
Second Lien Term Loan	8.00%	08/01/22		471	470,639
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21		1,896	1,910,077
Restaurant Holding Co., LLC, Term Loan	8.75%	02/28/19		1,609	1,431,959
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21		1,383	1,377,793
TMK Hawk Parent, Corp.
First Lien Term Loan	5.25%	10/01/21		1,400	1,402,323
Second Lien Term Loan (Acquired 09/26/14; Cost $640,615)	8.50%	10/01/22		646	652,803
US Foods, Inc., Term Loan	4.50%	03/31/19		4,312	4,324,000
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20		6,653	3,360,392
					16,139,175

Forest Products–0.43%
Builders FirstSource, Inc., Term Loan B	6.00%	07/29/22		817	814,246
NewPage Corp., Term Loan B	9.50%	02/11/21		2,551	1,534,778
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19		1,782	1,792,567
					4,141,591

Health Care–6.12%
Acadia Healthcare Co., Inc., Term Loan B	4.25%	02/11/22		705	711,031
Accellent Inc.
Second Lien Term Loan	7.50%	03/12/22		1,191	1,200,362
Term Loan	4.50%	03/12/21		3,566	3,565,560
ATI Holdings, Inc., Term Loan	5.25%	12/20/19		1,660	1,669,363
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B4	4.75%	01/17/22		1,779	1,782,212
CareCore National, LLC, Term Loan B	5.50%	03/05/21		1,441	1,412,278
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19		398	394,954
Cidron Ollopa Holdings B.V. (Netherlands), Term Loan B-2(d)	0.00%	07/05/22	EUR	576	641,950
Community Health Systems, Inc., Term Loan F	3.57%	12/31/18		2,392	2,394,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Health Care–(continued)
Creganna Finance LLC
First Lien Term Loan	4.75%	12/01/21		684	$686,171
Second Lien Term Loan	9.00%	06/01/22		682	685,079
DJO Finance LLC, Term Loan	4.25%	06/07/20		605	603,190
Eagle Bidco Ltd. (United Kingdom), Term Loan B	5.35%	05/06/22	GBP	1,500	2,313,834
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22		1,747	1,755,653
Indigo Cleanco Ltd. (United Kingdom), Term Loan B	5.26%	07/08/21	GBP	6,685	10,193,294
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21		1,355	1,357,460
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/22		1,072	1,073,133
Ortho-Clinical Diagnostics, Inc., Term Loan B	4.75%	06/30/21		4,518	4,459,220
Surgery Center Holdings, Inc.
First Lien Term Loan	5.25%	11/03/20		1,732	1,734,707
Second Lien Term Loan	8.50%	11/03/21		2,110	2,109,515
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22		1,360	1,360,242
Tunstall Group Finance Ltd. (United Kingdom)
Acquisition Facility Loan(d)	0.00%	10/18/19	GBP	4,000	5,324,716
Term Loan B-2	4.55%	10/16/20	EUR	2,500	2,489,772
Vitalia Holdco S.a r.l. (Switzerland)
Revolver Loan(d)	0.00%	07/25/17	EUR	2,000	2,233,719
Second Lien Term Loan	9.40%	01/28/19	EUR	3,576	4,033,035
Western Dental Services, Inc., Term Loan	6.00%	11/01/18		2,643	2,360,685
					58,545,143

Home Furnishings–1.24%
Hilding Anders International AB (Sweden)
Jr. Term Loan (Acquired 06/17/14-11/05/14; Cost $364,107)	12.00%	06/30/20	EUR	1,988	167,340
Second Lien Term Loan	5.50%	06/30/18	EUR	7,250	7,627,117
Mattress Holdings Corp., Term Loan	5.00%	10/20/21		2,753	2,770,337
PGT, Inc., Term Loan	5.25%	09/22/21		777	780,513
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19		510	510,782
					11,856,089

Industrial Equipment–1.65%
Crosby US Acquisition Corp.
First Lien Term Loan	3.75%	11/23/20		578	514,113
Second Lien Term Loan	7.00%	11/22/21		862	758,880
Delachaux S.A. (France)
Term Loan B-2	4.50%	10/28/21		1,055	1,054,703
Term Loan B-3	5.25%	10/28/21	GBP	3,500	5,383,694
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21		244	244,990
Dynacast International LLC
First Lien Term Loan	4.50%	01/28/22		1,284	1,282,071
Second Lien Term Loan	9.50%	01/30/23		547	546,205
Filtration Group Corp.
First Lien Term Loan	4.25%	11/20/20		545	546,127
Second Lien Term Loan	8.25%	11/22/21		273	273,971
Gardner Denver, Inc., Term Loan	4.25%	07/30/20		559	535,018
Milacron LLC, Term Loan	4.50%	09/28/20		876	877,938
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20		2,297	2,181,918
Tank Holding Corp., Term Loan	5.25%	03/16/22		550	548,493
Virtuoso US LLC, Term Loan	4.25%	02/11/21		1,040	1,041,893
					15,790,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Insurance–0.46%
Cooper Gay Swett & Crawford Ltd.
First Lien Term Loan	5.00%	04/16/20		1,730	$1,591,868
Second Lien Term Loan	8.25%	10/16/20		1,177	965,196
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21		1,865	1,793,625
					4,350,689

Leisure Goods, Activities & Movies–4.57%
Alpha Topco Ltd. (United Kingdom)
Second Lien Term Loan	7.75%	07/29/22		4,778	4,700,118
Term Loan B-3	4.75%	07/30/21		7,746	7,702,791
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20		287	288,420
Cinemark USA, Inc., Term Loan	3.22%	05/06/22		146	146,529
Creative Artists Agency, LLC, Term Loan B	5.50%	12/17/21		1,091	1,100,567
CWGS Group, LLC, Term Loan	5.25%	02/20/20		684	687,638
Equinox Holdings Inc.
First Lien Term Loan	5.00%	01/31/20		2,636	2,641,306
Revolver Loan(d)	0.00%	02/01/18		1,047	942,553
Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/15; Cost $9,849,768)	5.25%	04/22/17	GBP	6,750	10,047,140
Fitness International, LLC, Term Loan B	5.50%	07/01/20		2,916	2,792,840
Infront Finance Luxembourg S.a r.l. (Switzerland)
Term Loan B	5.00%	06/28/19	EUR	3,750	4,176,504
Term Loan D	8.00%	06/28/20	EUR	3,750	4,150,204
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20		853	857,144
Regal Cinemas Corp., Term Loan	3.75%	04/01/22		1,539	1,540,637
Seaworld Parks & Entertainment, Inc.
Term Loan B-2	3.00%	05/14/20		793	761,960
Term Loan B-3	4.00%	05/14/20		1,177	1,167,959
					43,704,310

Lodging & Casinos–2.86%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21		1,311	1,306,872
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21		3,788	3,320,450
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18		3,084	3,060,971
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19		2,042	2,064,161
Harrah’s Operating Co., Inc.
Term Loan B-4(f)	1.50%	10/31/16		296	285,268
Term Loan B-6(f)	1.50%	03/01/17		4,218	4,032,957
Hilton Worldwide Finance, LLC, Term Loan B-2	3.50%	10/26/20		987	987,070
Scientific Games International, Inc., Term Loan	6.00%	10/18/20		10,160	10,070,993
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20		2,209	2,213,080
					27,341,822

Nonferrous Metals & Minerals–1.02%
Arch Coal, Inc., Term Loan	6.25%	05/16/18		5,672	3,082,509
EP Minerals, LLC, Term Loan	5.50%	08/20/20		499	498,655
Levantina Group (Spain), Term Loan	10.00%	06/30/20	EUR	5,792	1,917,506
Novelis Inc., Term Loan	4.00%	06/02/22		4,327	4,284,701
					9,783,371

Oil & Gas–6.75%
American Energy — Marcellus, LLC
First Lien Term Loan	5.25%	08/04/20		2,883	1,737,810
Second Lien Term Loan	8.50%	08/04/21		559	158,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Oil & Gas–(continued)
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	27	$19,271
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	2,951	2,848,040
CITGO Holding Inc., Term Loan B	9.50%	05/12/18	7,627	7,668,665
CJ Holding Co.
Term Loan B-1(c)	—	03/24/20	201	164,217
Term Loan B-2	7.25%	03/24/22	1,662	1,333,673
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,623	1,501,302
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	7,953	5,749,779
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,887	3,031,532
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,264	1,213,784
Fieldwood Energy LLC
Second Lien Term Loan	8.38%	09/30/20	9,854	3,793,710
Term Loan(c)	—	09/28/18	325	286,804
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,824	2,753,463
HGIM Corp., Term Loan B	5.50%	06/18/20	5,218	3,694,072
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,446	2,054,650
McDermott International, Inc., Term Loan	5.25%	04/16/19	936	933,912
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,560	2,317,133
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	107	107,188
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/20	2,011	1,649,326
Pacific Drilling S.A. (Luxembourg), Term Loan(c)	—	06/03/18	345	252,329
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,414	828,860
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	1,945	1,637,410
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	1,921	1,882,125
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18	6,590	1,037,977
Seadrill Operating LP, Term Loan	4.00%	02/21/21	11,571	7,978,326
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	3,370	2,891,211
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,056	1,019,264
Targa Resources Corp., Term Loan B	5.75%	02/25/22	612	614,647
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	3,382	3,391,757
				64,550,616

Publishing–2.05%
Chesapeake US Holdings Inc., Term Loan	4.25%	09/30/20	1,080	1,070,869
Getty Images, Inc.
Revolver Loan(d)	0.00%	10/18/17	4,196	3,251,728
Term Loan	4.75%	10/18/19	4,674	2,998,099
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	1,598	1,560,198
Merrill Communications LLC, Term Loan	6.25%	06/01/22	3,854	3,849,629
Newsday, LLC, Term Loan	3.70%	10/12/16	3,100	3,104,325
ProQuest LLC, Term Loan	5.25%	10/24/21	3,365	3,375,124
Southern Graphics Inc., Term Loan B	4.25%	10/17/19	437	433,928
				19,643,900

Radio & Television–2.47%
Block Communications, Inc., Term Loan B	4.00%	11/07/21	701	704,908
Gray Television, Inc., Term Loan	3.75%	06/13/21	342	341,959
iHeartCommunications, Inc.
Term Loan D	6.95%	01/30/19	11,715	10,382,323
Term Loan E	7.70%	07/31/19	12,678	11,357,436
Sinclair Television Group Inc., Term Loan B-1	3.50%	07/30/21	796	787,629
				23,574,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Retailers (except Food & Drug)–8.33%
David’s Bridal, Inc.
Revolver Loan(d)	0.00%	10/11/17		1,848	$1,682,038
Term Loan	5.25%	10/11/19		1,083	1,037,526
Eyemart Express, LLC, Term Loan B	5.00%	12/18/21		79	79,210
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21		2,910	2,906,202
Hudson’s Bay Co. (Canada), Term Loan B(c)	—	01/01/22		1,683	1,688,760
J. Crew Group, Inc., Term Loan	4.00%	03/05/21		8,159	6,366,169
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19		2,043	2,038,812
Jill Holdings LLC, Term Loan	6.00%	05/08/22		1,173	1,175,499
Kirk Beauty One GmbH (Germany)
Term Loan B-1(c)	—	08/13/22	EUR	810	911,990
Term Loan B-2(c)	—	08/13/22	EUR	493	555,716
Term Loan B-3(c)	—	08/13/22	EUR	1,213	1,366,247
Term Loan B-4(c)	—	08/13/22	EUR	944	1,063,026
Term Loan B-5(c)	—	08/13/22	EUR	210	236,228
Term Loan B-6(c)	—	08/13/22	EUR	796	896,519
Term Loan B-7(c)	—	08/13/22	EUR	534	601,282
Lands’ End, Inc., Term Loan B	4.25%	04/02/21		3,566	3,371,991
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21		254	254,675
Michaels Stores, Inc.	3.75%	01/28/20		212	211,926
National Vision, Inc.
First Lien Term Loan	4.00%	03/13/21		3,411	3,335,267
Second Lien Term Loan	6.75%	03/13/22		83	82,021
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19		2,047	1,640,373
Payless, Inc.
Second Lien Term Loan	8.50%	03/11/22		1,222	1,053,985
Term Loan	5.00%	03/11/21		4,164	3,789,013
Pep Boys-Manny, Moe & Jack, Term Loan	4.25%	10/11/18		391	391,720
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21		1,510	1,501,813
Savers Inc., Term Loan	5.00%	07/09/19		2,664	2,495,697
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18		13,804	13,648,408
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19		4,205	4,159,955
Thom Europe S.A.S (France), Revolver Loan (Acquired 05/21/15; Cost $3,267,810)(d)	0.00%	01/18/19	EUR	3,500	3,927,527
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19		7,478	6,960,780
Toys ‘R’ US-Delaware, Inc.
Term Loan A-1	8.25%	10/24/19		1,038	1,039,280
Term Loan A-1	8.25%	10/24/19		1,288	1,288,707
Term Loan B-2	5.25%	05/25/18		151	118,046
Vivarte (France), Term Loan	4.00%	10/29/19	EUR	4,814	5,178,798
Wilton Brands LLC, Term Loan B	8.50%	08/30/18		2,600	2,556,236
					79,611,442

Steel–0.17%
TMS International Corp., Term Loan B	4.50%	10/16/20		1,684	1,644,152

Surface Transport–0.70%
Hertz Corp. (The), LOC (Acquired 03/14/11; Cost $840,879)	3.75%	03/09/18		849	841,689
Kenan Advantage Group, Inc.
Delayed Draw Term Loan(d)	0.00%	01/31/17		53	53,200
Term Loan	4.00%	07/31/22		382	380,940
Term Loan B	4.00%	07/31/22		122	121,507
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18		1,100	1,101,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Surface Transport–(continued)
PODS Holding, LLC
First Lien Term Loan	4.50%	02/02/22		568	$569,613
Second Lien Term Loan	9.25%	02/02/23		823	837,931
U.S. Shipping Corp., Term Loan B	5.25%	06/26/21		2,297	2,300,405
Vouvray US Finance LLC, First Lien Term Loan	5.00%	06/27/21		509	511,080
					6,718,013

Telecommunications–6.15%
Avaya Inc.
Term Loan B-6	6.50%	03/31/18		5,015	4,720,797
Term Loan B-7	6.25%	05/29/20		10,709	9,259,723
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22		5,422	5,198,337
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19		4,646	4,669,708
Fibernet Cable Holdings B.V. (Netherlands), Term Loan C (Acquired 08/29/07; Cost $1,336,700)(f)(g)	0.00%	12/20/15	EUR	980	0
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19		624	626,166
Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/22		14,088	13,968,918
LTS Buyer LLC
First Lien Term Loan B	4.00%	04/13/20		727	725,528
Second Lien Term Loan	8.00%	04/12/21		74	74,698
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21		3,044	2,679,086
NTELOS Inc., Term Loan B	5.75%	11/09/19		5,856	5,848,437
Syniverse Holdings, Inc.
Term Loan	4.00%	04/23/19		2,773	2,575,063
Term Loan	4.00%	04/23/19		4,159	3,857,412
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20		4,025	4,033,724
XO Communications, LLC, Term Loan	4.25%	03/20/21		523	520,989
					58,758,586

Utilities–5.44%
Aria Energy Operating LLC, Term Loan	5.00%	05/27/22		1,040	1,034,556
Calpine Corp., Term Loan B-5	3.50%	05/27/22		3,532	3,495,129
Dynegy Inc.	4.00%	04/23/20		227	226,926
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16		1,548	1,550,432
Granite Acquisition, Inc.
Second Lien Term Loan	8.25%	12/17/22		1,044	1,048,307
Term Loan B	5.00%	12/17/21		5,651	5,663,150
Term Loan C	5.00%	12/17/21		249	249,143
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21		1,110	1,116,994
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan(d)(f)	0.00%	05/05/16		17,778	17,670,933
TPF II Power, LLC, Term Loan	5.50%	10/02/21		6,760	6,782,346
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20		260	258,753
Viridian Group Holdings Ltd. (Ireland), PIK Term Loan A	13.50%	03/13/20	GBP	8,422	12,901,598
					51,998,267
Total Variable Rate Senior Loan Interests					1,073,768,170

Bonds and Notes–25.43%
Aerospace & Defense–0.24%
LMI Aerospace, Inc.(h)	7.38%	07/15/19		2,358	2,287,260

Building & Development–1.38%
Aldesa Financial Services S.A. (Luxembourg)(h)	7.25%	04/01/21	EUR	6,550	6,497,476
CMC di Ravenna (Italy)(h)	7.50%	08/01/21	EUR	5,750	6,177,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Building & Development–(continued)
Paroc Group Oy (Finland) (h)(i)	5.23%	05/15/20	EUR	500	$538,071
					13,212,784

Business Equipment & Services–0.96%
ADT Corp. (The)	6.25%	10/15/21		1,361	1,412,037
First Data Corp.(h)	6.75%	11/01/20		1,225	1,292,375
Iron Mountain, Inc.(h)	6.13%	09/15/22	GBP	4,100	6,464,466
					9,168,878

Cable & Satellite Television–3.76%
Altice Financing SA (Luxembourg)(h)	5.25%	02/15/23	EUR	7,800	8,882,316
Altice Financing SA (Luxembourg)(h)	6.63%	02/15/23		536	536,000
Charter Communications Operating LLC	7.00%	01/15/19		0	445
Charter Communications Operating LLC(h)	4.91%	07/23/25		1,222	1,213,309
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21		2,647	2,845,417
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22		212	228,882
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.13%	01/15/25	GBP	2,366	3,579,799
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.50%	01/15/25	GBP	3,526	5,465,064
YPSO Holding SA (France)(h)	5.63%	05/15/24	EUR	7,250	8,328,324
Ziggo B.V. (Netherlands)(h)	7.13%	05/15/24	EUR	4,000	4,912,192
					35,991,748

Chemicals & Plastics–1.15%
Chemours Co. (The)(h)	6.63%	05/15/23		605	529,375
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20		6,294	5,884,890
Ineos Holdings Ltd.(h)	6.13%	08/15/18		370	371,850
MacDermid, Inc.(h)	6.00%	02/01/23	EUR	3,975	4,215,218
					11,001,333

Clothing & Textiles–0.19%
SMCP S.A.S. (France)(h)	8.88%	06/15/20	EUR	1,500	1,809,468

Conglomerates–0.57%
CeramTec Acquisition Corp.(h)	8.25%	08/15/21	EUR	4,500	5,480,163

Containers & Glass Products–0.56%
Ardagh Glass Finance PLC(h)	6.25%	01/31/19		990	1,014,750
Ardagh Glass Finance PLC(h)	7.00%	11/15/20		178	180,550
Reynolds Group Holdings Inc.	9.88%	08/15/19		1,328	1,399,380
Reynolds Group Holdings Inc.	5.75%	10/15/20		1,563	1,619,659
Reynolds Group Holdings Inc.	6.88%	02/15/21		1,043	1,096,454
					5,310,793

Electronics & Electrical–0.34%
Blackboard Inc.(h)	7.75%	11/15/19		2,234	2,016,185
Blue Coat Holdings, Inc.(h)	8.38%	06/01/23		1,228	1,240,280
					3,256,465

Financial Intermediaries–3.04%
Arrow Global Finance (United Kingdom)(h)(i)	5.24%	11/01/21	EUR	3,000	3,425,701
Cabot Financial S.A. (Luxembourg)(h)	6.50%	04/01/21	GBP	6,950	10,497,339
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	7.50%	08/01/22	EUR	4,475	5,046,732
Lowell Group Financing PLC (United Kingdom)(h)	5.88%	04/01/19	GBP	500	777,033
TMF Group Holdco B.V. (Netherlands)(h)(i)	5.36%	12/01/18	EUR	3,998	4,508,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Financial Intermediaries–(continued)
TMF Group Holdco B.V. (Netherlands)(h)	9.88%	12/01/19	EUR	4,000	$4,848,229
					29,103,824

Food & Drug Retailers–0.47%
Adria Group Holding B.V. (Netherlands)(h)(i)	5.23%	08/08/17	EUR	4,000	4,489,276

Food Products–0.95%
Chiquita Brands LLC	7.88%	02/01/21		203	216,703
Onex Wizard US Acquisition Inc.(h)	7.75%	02/15/23	EUR	6,950	8,068,790
Wagamama Finance PLC (United Kingdom)(h)	7.88%	02/01/20	GBP	500	798,899
					9,084,392

Forest Products–0.08%
Verso Paper Holdings LLC	11.75%	01/15/19		2,632	779,730

Health Care–2.86%
Care UK Health & Social Care PLC (United Kingdom)(h)(i)	5.58%	07/15/19	GBP	4,029	6,000,859
Community Health Systems, Inc.	6.88%	02/01/22		590	629,825
DJO Finance LLC(h)	10.75%	04/15/20		3,041	3,094,218
DJO Finance LLC(h)	8.13%	06/15/21		2,702	2,813,457
Groupe Labco S.A. (France)(h)(i)	5.00%	07/01/22	EUR	2,500	2,820,806
IDH Finance PLC (United Kingdom)(h)(i)	5.57%	12/01/18	GBP	1,815	2,778,155
IDH Finance PLC (United Kingdom)(h)	6.00%	12/01/18	GBP	500	778,490
Kinetic Concepts, Inc.	10.50%	11/01/18		1,619	1,703,998
Unilabs Subholding AB (Sweden)(h)(i)	7.25%	07/15/18	EUR	1,000	1,141,788
Unilabs Subholding AB (Sweden)(h)	8.50%	07/15/18	EUR	4,750	5,540,439
					27,302,035

Industrial Equipment–0.23%
Galapagos Holding S.A. (Luxembourg)(h)(i)	4.74%	06/15/21	EUR	1,100	1,182,522
Galapagos Holding S.A. (Luxembourg)(h)	7.00%	06/15/22	EUR	1,000	1,012,741
					2,195,263

Insurance–0.92%
Domestic & General Group Ltd. (United Kingdom)(h)(i)	5.59%	11/15/19	GBP	5,750	8,823,376

Leisure Goods, Activities & Movies–1.86%
Carmike Cinemas, Inc.(h)	6.00%	06/15/23		611	626,275
Corleone Capital Ltd. (United Kingdom)(h)	9.00%	08/01/18	GBP	5,937	9,464,264
Vue Entertainment Investment Ltd. (United Kingdom)(h)(i)	5.26%	07/15/20	EUR	5,000	5,645,764
Vue Entertainment Investment Ltd. (United Kingdom)(h)	7.88%	07/15/20	GBP	1,250	2,051,195
					17,787,498

Lodging & Casinos–0.06%
ESH Hospitality, Inc.(h)	5.25%	05/01/25		611	594,197

Nonferrous Metals & Minerals–0.47%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17		6,200	4,464,000

Oil & Gas–0.44%
Drill Rigs Holdings Inc.(h)	6.50%	10/01/17		4,342	3,278,210
FTS International, Inc.(h)(i)	7.78%	06/15/20		1,207	917,320
Seventy Seven Operating LLC(h)	6.50%	07/15/22		126	56,070
					4,251,600

Radio & Television–0.08%
Sinclair Television Group, Inc.	6.38%	11/01/21		740	758,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Retailers (except Food & Drug)–2.38%
Claire’s Stores Inc.(h)	9.00%	03/15/19		1,507	$1,290,369
Claire’s Stores Inc.(h)	6.13%	03/15/20		734	583,530
Guitar Center, Inc.(h)	6.50%	04/15/19		3,674	3,458,153
Matalan (United Kingdom)(h)	6.88%	06/01/19	GBP	5,903	8,559,050
New Look PLC (United Kingdom)(h)	8.00%	07/01/23	GBP	6,000	8,815,703
Targus Group International, Inc., PIK (Acquired 12/16/09-12/14/14; Cost $5,836,133)(e)(h)(j)(k)	10.00%	12/15/15		2,477	0
					22,706,805

Telecommunications–2.18%
Avaya Inc.(h)	7.00%	04/01/19		836	752,760
Goodman Networks Inc.	12.13%	07/01/18		4,887	1,881,495
Softbank Corp. (Japan)(h)	4.00%	07/30/22	EUR	500	575,804
Softbank Corp. (Japan)(h)	4.75%	07/30/25	EUR	2,667	3,012,827
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.00%	04/23/21	EUR	7,975	9,396,608
Windstream Corp.	7.50%	06/01/22		2,709	2,153,655
Windstream Corp.	6.38%	08/01/23		20	14,875
Zayo Group, LLC(h)	6.38%	05/15/25		3,055	3,016,812
					20,804,836

Utilities–0.26%
Calpine Corp.(h)	6.00%	01/15/22		430	462,250
Calpine Corp.(h)	7.88%	01/15/23		0	160
NRG Energy Inc.	6.63%	03/15/23		1,103	1,097,485
NRG Energy Inc.(h)	6.25%	07/15/22		958	940,037
					2,499,932
Total Bonds and Notes					243,164,156

Structured Products–8.03%
Apidos Cinco CDO(h)(i)	4.56%	05/14/20		930	929,273
Apidos CLO IX(h)(i)	6.39%	07/15/23		2,609	2,614,466
Apidos CLO X(h)(i)	6.55%	10/30/22		3,499	3,507,618
Apidos CLO XI(h)(i)	5.42%	01/17/23		2,756	2,577,001
Apidos CLO XV(h)(i)	4.92%	10/20/25		1,000	909,137
Apidos Quattro CDO(h)(i)	3.89%	01/20/19		421	419,203
Ares XI CLO Ltd(h)(i)	6.29%	10/11/21		602	603,890
Atrium X LLC(h)(i)	4.79%	07/16/25		750	669,758
Avoca CLO XII Ltd. (Italy)(h)(i)	5.48%	10/15/27	EUR	1,500	1,641,058
Babson CLO Ltd. 2013-II(h)(i)	4.79%	01/18/25		2,365	2,093,481
Babson Euro CLO 2014-1 B.V. (Netherlands)(h)(i)	4.58%	04/15/27	EUR	2,000	2,115,761
Babson Euro CLO 2014-1 B.V. (Netherlands)(h)(i)	5.58%	04/15/27	EUR	621	615,471
Carlyle Global Market Strategies CLO 2012-3(h)(i)	5.79%	10/04/24		623	616,872
Carlyle Global Market Strategies CLO 2013-1(h)(i)	5.81%	02/14/25		1,200	1,141,621
Carlyle High Yield Partners X, Ltd.(h)(i)	3.37%	04/19/22		504	481,972
Centurion CDO 15 Ltd.(h)(i)	2.54%	03/11/21		2,750	2,669,851
Dryden XI-Leveraged Loan CDO 2006(h)(i)	4.19%	04/12/20		427	424,483
Duane Street CLO 2007-4(h)(i)	4.56%	11/14/21		407	405,436
Euro Galaxy 2013-3 (Netherlands)(h)(i)	5.18%	01/17/27	EUR	2,929	3,235,298
Flagship CLO VI(h)(i)	5.03%	06/10/21		3,085	3,084,386
Flagship CLO VI(h)(i)	5.03%	06/10/21		922	922,245
Gallatin Funding Ltd.(h)(i)	5.96%	07/15/23		1,838	1,839,336
Halcyon Loan Investors CLO II, Ltd.(h)(i)	3.89%	04/24/21		2,121	2,060,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
ING Investment Management CLO 2012-4, Ltd.(h)(i)	6.04%	10/15/23		4,765	$4,751,053
ING Investment Management CLO 2013-3, Ltd.(h)(i)	4.67%	01/18/26		1,573	1,399,042
ING Investment Management CLO III, Ltd.(h)(i)	3.79%	12/13/20		1,842	1,810,476
ING Investment Management CLO IV, Ltd.(h)(i)	4.53%	06/14/22		395	389,753
Keuka Park CLO 2013-1(h)(i)	4.79%	10/21/24		328	292,051
KKR Financial CLO 2012-1, Ltd.(h)(i)	5.68%	12/15/24		4,900	4,788,349
Madison Park Funding II, Ltd.(h)(i)	5.02%	03/25/20		500	505,984
Madison Park Funding IX, Ltd.(h)(i)	5.52%	08/15/22		450	446,505
Madison Park Funding X, Ltd.(h)(i)	5.54%	01/20/25		1,185	1,180,585
Madison Park Funding XIV, Ltd.(h)(i)	5.04%	07/20/26		1,060	877,575
Madison Park Funding XIV, Ltd.(h)(i)	5.69%	07/20/26		750	673,195
Magnetite CLO Ltd.(h)(i)	5.83%	09/15/23		1,217	1,208,707
Maps CLO Fund LLC(h)(i)	4.54%	07/20/22		1,002	981,133
Northwoods Capital X Ltd.(h)(i)	3.91%	11/04/25		692	652,880
Octagon Investment Partners XIV Ltd.(h)(i)	5.54%	01/15/24		1,146	1,104,317
Octagon Investment Partners XIX Ltd.(h)(i)	5.13%	04/15/26		1,639	1,449,428
Octagon Investment Partners XVIII Ltd.(h)(i)	5.57%	12/16/24		2,365	2,192,398
Pacifica CDO VI, Ltd.(h)(i)	4.07%	08/15/21		1,538	1,474,828
Regatta IV Funding Ltd. 2014-1(h)(i)	5.23%	07/25/26		1,000	866,263
Sierra CLO II Ltd.(i)	3.80%	01/22/21		1,696	1,702,684
Silverado CLO 2006-II Ltd.(h)(i)	4.04%	10/16/20		2,050	1,968,496
Slater Mill Loan Fund, LP(h)(i)	5.82%	08/17/22		3,076	3,049,445
St. James River CLO Ltd. 2007-1(h)(i)	4.59%	06/11/21		294	290,802
St. Paul’s IV CLO (Ireland)(h)(i)	4.78%	04/25/28	EUR	1,500	1,595,318
St. Paul’s IV CLO (Ireland)(h)(i)	5.98%	04/25/28	EUR	500	513,559
Symphony CLO VIII, Ltd.(h)(i)	6.28%	01/09/23		3,116	3,125,921
Symphony CLO XI, Ltd.(h)(i)	5.54%	01/17/25		1,030	965,030
TriMaran CLO Ltd.(h)(i)	3.69%	06/15/21		926	899,289
Total Structured Products					76,732,810

			Shares
Common Stocks & Other Equity Interests–5.00%
Aerospace & Defense–0.02%
IAP Worldwide Services(h)(l)				221	165,469

Building & Development–0.71%
Axia Acquisition Corp. (Acquired 03/19/10; Cost $1,404,030)(h)(l)				101	699,395
Building Materials Holding Corp.(h)(l)				512,204	4,695,374
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $24,140,508)(h)(l)				2,339	0
Class B (Acquired 07/15/10; Cost $285,788)(h)(l)				27	0
Newhall Holding Co., LLC Class A(h)(l)				237,569	890,884
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (h)(l)				10,076	0
WCI Communities, Inc.(l)				18,849	469,717
					6,755,370

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V., Class A(k)				344	29,371

Conglomerates–0.02%
Euramax International, Inc.(h)(l)				1,870	186,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Drugs–0.00%
BPA Laboratories
Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(h)(l)	4,658	$0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(h)(l)	7,468	0
		0

Financial Intermediaries–0.00%
RJO Holdings Corp.(h)(l)	2,144	21,440
RJO Holdings Corp., Class A(h)(l)	1,142	571
RJO Holdings Corp., Class B(h)(l)	3,333	1,667
		23,678

Leisure Goods, Activities & Movies–1.21%
Metro-Goldwyn-Mayer Inc., Class A(h)(l)	150,602	11,558,703

Lodging & Casinos–0.16%
Twin River Worldwide Holdings, Inc.(h)(l)	41,966	1,566,717

Publishing–0.93%
Affiliated Media, Inc.(h)(l)	87,369	2,970,539
Merrill Communications LLC, Class A(h)(l)	602,134	4,887,522
Tribune Media Co., Class A(m)	24,258	968,864
Tribune Publishing Co.(k)	6,064	71,495
		8,898,420

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(h)(j)(l)	62,413	0

Surface Transport–1.95%
Nobina Europe AB (Sweden)(l)	4,969,706	18,667,216

Utilities–0.00%
Bicent Power, LLC
Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(l)	2,024	0
Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(l)	3,283	0
		0
Total Common Stocks & Other Equity Interests		47,851,924

Preferred Stocks–0.01%
Building & Development–0.00%
Tamarack Resort LLC (Acquired 03/07/14; Cost $0)(h)(l)	182	35,126
United Subcontractors, Inc.(h)(l)	3	53
		35,179

Financial Intermediaries–0.01%
RTS Investor Corp.(h)(l)	649	42,179
Total Preferred Stocks		77,358

Money Market Funds–2.83%
Liquid Assets Portfolio, Institutional Class, 0.12%(n)	13,542,004	13,542,004
Premier Portfolio, Institutional Class, 0.09%(n)	13,542,003	13,542,003
Total Money Market Funds		27,084,007
TOTAL INVESTMENTS**–153.61% (Cost $1,557,134,520)		1,468,678,425
OTHER ASSETS LESS LIABILITIES–(3.93)%		(37,574,457)
BORROWINGS–(36.61)%		(350,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.07)%		(125,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$956,103,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Dynamic Credit Opportunities Fund

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
EUR	– Euro

GBP	– British Pound
Jr.	– Junior
LOC	– Letter of Credit
NOK	– Norwegian Krone

PIK	– Payment in Kind
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	This floating rate interest will settle after August 31, 2015, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan	—%	5.00%
Tamarack Resort LLC, Term Loan A	8.00	8.00
Tamarack Resort LLC, Term Loan B	—	6.50
Targus Group International, Inc.	0.00	10.00

(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at August 31, 2015 represented less than 1% of the Fund’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $320,803,770, which represented 33.55% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(j)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2015 was $0, which represented less than 1% of the Fund’s Net Assets. See Note 5.
(k)	Security acquired through the restructuring of senior loans.
(l)	Non-income producing securities acquired through the restructuring of senior loans.
(m)	Security acquired as part of a bankruptcy restructuring.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.
*	Principal amounts are denominated in U.S. dollars unless otherwise noted.
**	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition1

By credit quality, based on Total Investments

As of August 31, 2015

A-	0.1%
BBB+	0.5
BBB	0.1
BBB-	1.6
BB+	4.2
BB	10.0
BB-	10.6
B+	11.9
B	22.4
B-	10.7
CCC+	9.5
CCC	0.7
CCC-	0.1
D	0.4
Non-Rated	13.9
Equity	3.3

[1]	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Dynamic Credit Opportunities Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,524,214,380)	$1,441,594,418
Investments in affiliates, at value (Cost $32,920,140)	27,084,007
Total investments, at value (Cost $1,557,134,520)	1,468,678,425
Cash	8,112,105
Foreign currencies, at value (Cost $8,437,257)	8,473,527
Receivable for:
Investments sold	107,395,980
Interest and fees	13,079,551
Investments matured, at value (Cost $29,163,934)	11,625,992
Unrealized appreciation on forward foreign currency contracts outstanding	1,166,061
Investment for trustee deferred compensation and retirement plans	1,313
Deferred offering costs	523,436
Other assets	147,314
Total assets	1,619,203,704

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	125,000,000
Payable for:
Borrowings	350,000,000
Investments purchased	177,866,839
Dividends	142,819
Accrued fees to affiliates	629
Accrued interest expense	154,519
Accrued trustees’ and officers’ fees and benefits	5,197
Accrued other operating expenses	507,389
Trustee deferred compensation and retirement plans	1,313
Unrealized depreciation on forward foreign currency contracts outstanding	8,436,694
Upfront commitment fees	984,337
Total liabilities	663,099,736
Net assets applicable to common shares	$956,103,968

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,411,503,314
Undistributed net investment income	(10,601,597)
Undistributed net realized gain (loss)	(333,557,870)
Net unrealized appreciation (depreciation)	(111,239,879)
$956,103,968

Common shares outstanding, $0.01 par value per common share, with an unlimited number of shares authorized:
Common shares outstanding	74,094,284
Net asset value per common share	$12.90
Market value per common share	$10.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Dynamic Credit Opportunities Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$47,801,231
Dividends	170,388
Interest and dividends from affiliates	131,523
Other income	2,423,739
Total investment income	50,526,881

Expenses:
Advisory fees	9,246,344
Administrative services fees	116,938
Custodian fees	213,371
Interest, facilities and maintenance fees	3,132,759
Transfer agent fees	31,007
Trustees’ and officers’ fees and benefits	17,120
Other	253,801
Total expenses	13,011,340
Less: Fees waived	(12,880)
Net expenses	12,998,460
Net investment income	37,528,421

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(7,623,228)
Foreign currencies	1,256,623
Forward foreign currency contracts	15,682,425
9,315,820
Change in net unrealized appreciation (depreciation) of:
Investment securities	(24,055,720)
Foreign currencies	(2,757,055)
Forward foreign currency contracts	(14,382,604)
(41,195,379)
Net realized and unrealized gain (loss)	(31,879,559)
Net increase in net assets resulting from operations applicable to common shares	$5,648,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Dynamic Credit Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$37,528,421	$67,872,608
Net realized gain	9,315,820	34,633,492
Change in net unrealized appreciation (depreciation)	(41,195,379)	(76,210,957)
Net increase in net assets resulting from operations applicable to common shares	5,648,862	26,295,143
Distributions to common shareholders from net investment income	(33,342,428)	(66,684,856)
Net increase (decrease) in net assets applicable to common shares	(27,693,566)	(40,389,713)

Net assets applicable to common shares:
Beginning of period	983,797,534	1,024,187,247
End of period (includes undistributed net investment income of $(10,601,597) and $(14,787,590), respectively)	$956,103,968	$983,797,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Dynamic Credit Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$5,648,862

Adjustments to reconcile net increase in net assets applicable to common shares resulting from operations to net cash provided by operating activities:
Purchases of investments	(729,184,582)
Proceeds from sales of investments	729,518,758
Net change in upfront commitment fees	(429,823)
Net change in transactions in foreign currency contracts	14,382,604
Amortization of loan fees	619,257
Increase in interest receivables and other assets	(1,799,620)
Accretion of discount on investment securities	(5,115,893)
Increase in accrued expenses and other payables	462,942
Net realized loss from investment securities	7,623,228
Net change in unrealized depreciation on investment securities	24,055,720
Net cash provided by operating activities	45,781,453

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(33,343,283)
Proceeds from borrowings	21,000,000
Repayments of borrowings	(32,000,000)
Net cash provided by (used in) financing activities	(44,343,283)
Net increase in cash and cash equivalents	1,438,170
Cash and cash equivalents at beginning of period	42,231,469
Cash and cash equivalents at end of period	$43,669,639

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,956,254

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by opportunistically investing primarily in loan and debt instruments (and loan-related or debt-related instruments) of issuers which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

26                         Invesco Dynamic Credit Opportunities Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

27                         Invesco Dynamic Credit Opportunities Fund

D.	Distributions — Distributions from net investment income are declared and paid monthly to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”).
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

28                         Invesco Dynamic Credit Opportunities Fund

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Foreign Risk — The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
P.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser monthly based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Funds’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $12,880.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

Certain officers and trustees of the Fund are officers and directors of Invesco.

29                         Invesco Dynamic Credit Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2015, there were transfers from Level 3 to Level 2 of $26,356,001, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $21,792,944, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$932,958,630	$140,809,540	$1,073,768,170
Bonds & Notes	—	243,164,156	0	243,164,156
Structured Products	—	76,732,810	—	76,732,810
Equity Securities	47,290,670	23,599,200	4,123,419	75,013,289
	$47,290,670	$1,276,454,796	$144,932,959	$1,468,678,425
Forward Foreign Currency Contracts*	—	(7,270,633)	—	(7,270,633)
Total Investments	$47,290,670	$1,269,184,163	$144,932,959	$1,461,407,792

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2015:

	Beginning Balance, as of February 28, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2015
Variable Rate Senior Loan Interests	$106,172,047	$56,068,706	$(18,550,125)	$237,469	$185,088	$1,446,392	$21,605,964	$(26,356,001)	$140,809,540
Bonds & Notes	5,506,850	134,529	(5,515,680)	37,612	1,086,581	(1,249,892)	—	—	0
Equity Securities	4,022,743	—	(144,533)	—	(3,410,515)	3,468,744	186,980	—	4,123,419
Total	$115,701,640	$56,203,235	$(24,210,338)	$275,081	$(2,138,846)	$3,665,244	$21,792,944	$(26,356,001)	$144,932,959

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$1,166,061	$(8,436,694)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

30                         Invesco Dynamic Credit Opportunities Fund

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$15,682,425
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(14,382,604)
Total	$1,299,821

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$423,836,430

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/26/15	Citibank, N.A.	EUR	104,000,000	USD	113,035,520	$116,725,407	$(3,689,887)
06/26/15	Citibank, N.A.	GBP	49,250,000	USD	76,122,031	75,568,244	553,787
06/26/15	Citibank, N.A.	SEK	100,500,000	USD	11,407,750	11,874,302	(466,552)
06/26/15	Goldman Sachs & Co.	EUR	106,000,000	USD	115,307,294	118,970,127	(3,662,833)
06/26/15	Goldman Sachs & Co.	GBP	49,250,000	USD	76,120,307	75,568,244	552,063
06/26/15	Goldman Sachs & Co.	NOK	33,250,000	USD	3,990,662	4,018,353	(27,691)
06/26/15	Goldman Sachs & Co.	SEK	100,500,000	USD	11,405,394	11,874,302	(468,908)
06/26/15	Goldman Sachs & Co.	USD	5,487,391	GBP	3,500,000	5,370,332	(117,059)
06/26/15	Goldman Sachs & Co.	USD	417,297	SEK	3,500,000	413,533	(3,764)
06/26/15	State Street Bank & Trust Co.	USD	4,370,499	SEK	37,500,000	4,430,710	60,211
Total Forward Foreign Currency Contracts — Currency Risk							$(7,270,633)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

31                         Invesco Dynamic Credit Opportunities Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

		Amounts not offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Assets	Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash	Net Amount
Citibank, N.A.	$553,787	$(553,787)	$—	$—	$—
Goldman Sachs & Co.	552,063	(552,063)	—	—	—
State Street Bank & Trust Co.	60,211	—	—	—	60,211
Total	$1,166,061	$(1,105,850)	$—	$—	$60,211

		Amounts not offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash	Net Amount
Citibank, N.A.	$4,156,439	$(553,787)	$—	$—	$3,602,652
Goldman Sachs & Co.	4,280,255	(552,063)	—	—	3,728,192
Total	$8,436,694	$(1,105,850)	$—	$—	$7,330,844

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/15	Interest/ Dividend Income
Targus International Inc. — Notes	$152,604	$—	$—	$(152,604)	$—	$0	$123,867
Targus International Inc. — Common Shares	0	—	—	—	—	0	—
Total	$152,604	$—	$—	$(152,604)	$—	$0	$123,867

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Fund has entered into a $400 million revolving credit and security agreement which will expire on November 20, 2015. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2015, the average daily balance of borrowing under the revolving credit and security agreement was $356,782,609 with a weighted interest rate of 0.89%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

32                         Invesco Dynamic Credit Opportunities Fund

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2015. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*	Value
ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan	199,191	$199,191
ABG Intermediate Holdings 2 LLC	Second Lien Delayed Draw Term Loan	60,036	60,036
Cidron Ollopa Holdings B.V.	Term Loan	EUR 576,032	641,950
David’s Bridal, Inc.	Revolver Loan	1,848,394	1,682,038
Delta Air Lines, Inc.	Revolver Loan	1,032,274	1,002,596
Dream Secured BondCo AB	Revolver Loan	EUR 1,743,428	1,892,806
Equinox Holdings, Inc.	Revolver Loan	1,047,281	942,553
Getty Images, Inc.	Revolver Loan	4,195,778	3,251,728
Hearthside Group Holdings, LLC	Revolver Loan	1,477,841	1,460,181
Kenan Advantage Group, Inc.	Delayed Draw Term Loan	53,284	53,200
Klockner Pentaplast of America, Inc.	Revolver Loan	EUR 5,000,000	5,585,336
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	57,342	43,293
Post Holdings, Inc.	Revolver Loan	2,282,597	2,276,297
Realogy Corp.	Revolver Loan	3,279,582	3,164,797
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,670,933
Thom Europe S.A.S	Revolver Loan	EUR 3,500,000	3,927,527
Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP 4,000,000	5,324,716
Vitalia Holdco S.a.r.l.	Revolver Loan	EUR 2,000,000	2,233,719
			$51,412,897

*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$431,578	$—	$431,578
February 28, 2017	76,783,001	—	76,783,001
February 28, 2018	230,817,698	—	230,817,698
February 28, 2019	2,612,706	—	2,612,706
No subject to expiration	—	24,017,494	24,017,494
	$310,644,983	$24,017,494	$334,662,477

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33                         Invesco Dynamic Credit Opportunities Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $737,317,853 and $763,769,916, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,942,828
Aggregate unrealized (depreciation) of investment securities	(141,884,209)
Net unrealized appreciation (depreciation) of investment securities	$(94,941,381)
Cost of investments for tax purposes is $1,563,619,806.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Beginning shares	74,094,284	74,094,284
Shares issued through dividend reinvestment	—	—
Ending shares	74,094,284	74,094,284

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On August 29, 2013, the Fund issued in the aggregate 1,250 VRTP Shares of the following series: (i) 2016/9-VTA C-1 (the “C-1 Series”), (ii) 2016/9-VTA C-2 (the “C-2 Series”), (iii) 2016/9-VTA C-3 (the “C-3 Series”), (iv) 2016/9-VTA C-4 (the “C-4 Series”) and (v) 2016/9-VTA L-1 (the “L-1 Series”), each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VRTP Shares on August 24, 2013 were used to repay a portion of the Fund’s outstanding borrowings under the existing revolving credit agreement. VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Fund is required to redeem all outstanding VRTP Shares on September 1, 2017, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.

The Fund incurred costs in connection with the issuance of the VRTP Shares. These costs were recorded as a deferred charge and are being amortized over the original 3 year life of the VRTP Shares. In addition, the Fund incurred costs in connection with the extension of the VRTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends was equal to the sum of an applicable base rate (defined below) plus a ratings spread of 1.20%-5.20%, which is based on the long term rating assigned to the VRTP Shares by Moody’s and Fitch.

Series	Applicable Base Rate
C-1 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CHARTA, LLC to purchase shares of the C-1 Series
C-2 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CAFCO, LLC to purchase shares of the C-2 Series
C-3 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CIESCO, LLC to purchase shares of the C-3 Series
C-4 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CRC Funding, LLC to purchase shares of the C-4 Series
L-1 Series	30 day London Interbank Offered Rate by Citibank in London, England

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2015 were $125,000,000 and 1.42%, respectively.

The Fund is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which are considered debt of the Fund for financial reporting purposes, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

34                         Invesco Dynamic Credit Opportunities Fund

NOTE 13—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,195,778	$3,251,728
Citibank, N.A.	21,057,360	20,835,730
Goldman Sachs Lending Partners LLC	4,130,991	3,958,336
Total		$28,045,794

NOTE 14—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.075	September 14, 2015	September 30, 2015
October 1, 2015	$0.075	October 15, 2015	October 30, 2015

35                         Invesco Dynamic Credit Opportunities Fund

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31,		Years ended February 28,						Year ended February 29,	Seven months ended February 28,		Year ended July 31,
	2015		2015		2014		2013		2012	2011		2010
Net asset value per common share, beginning of period	$13.28		$13.82		$13.15		$12.37		$13.29	$12.53		$11.00
Net investment income(a)	0.51		0.92		0.84		0.91		0.84	0.43		0.80
Net gains (losses) on securities (both realized and unrealized)	(0.44)		(0.56)		0.73		0.77		(0.88)	0.93		1.79
Total from investment operations	0.07		0.36		1.57		1.68		(0.04)	1.36		2.59
Dividends from net investment income	(0.45)		(0.90)		(0.90)		(0.90)		(0.88)	(0.60)		(1.06)
Net asset value per common share, end of period	$12.90		$13.28		$13.82		$13.15		$12.37	$13.29		$12.53
Market value per common share, end of period	$10.93		$12.07		$12.90		$13.29		$11.62	$12.83		$11.94
Total return at net asset value(b)	0.91%		3.29%		12.65%		14.13%		0.35%	11.30%
Total return at market value(c)	(5.93)%		0.57%		4.04%		23.00%		(2.36)%	12.79%		30.65%
Net assets applicable to common shares, end of period (000’s omitted)	$956,104		$983,798		$1,024,187		$974,021		$916,236	$983,818		$927,104
Portfolio turnover rate(d)(e)	48%		103%		121%		129%		132%	88%		56%

Ratios/supplement data based on average net assets applicable to common shares outstanding:
Ratio of expenses	2.62	%(f)(g)	2.52	%(g)	2.25	%(g)	2.09	%(g)	2.21%	2.22	%(h)	2.29%
Ratio of expenses excluding interest, facilities and maintenance fees	1.99	%(f)	1.96%		1.82%		1.72%		1.86%	1.71	%(h)	1.74%
Ratio of net investment income	7.54	%(f)	6.72%		6.28%		7.15%		6.73%	5.72	%(h)	6.56%

Senior indebtedness:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$125,000		$125,000
Total borrowings (000’s omitted)	$350,000		$361,000		$331,000		$240,000		$232,000	$281,000		$252,500
Asset coverage per $1,000 unit of senior indebtedness(i)	$4,089		$4,071		$4,472		$5,058		$4,949	$4,501		$4,672
Asset coverage per preferred share(j)	$864,883		$887,038		$919,350
Liquidating preference per preferred share	$100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $989,587.
(g)	Includes fee waivers which were less than 0.005% per share.
(h)	Annualized.
(i)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares and borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(j)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

36                         Invesco Dynamic Credit Opportunities Fund

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

37                         Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Dynamic Credit Opportunities Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed End Fund Loan Participation Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

38                         Invesco Dynamic Credit Opportunities Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

39                         Invesco Dynamic Credit Opportunities Fund

Tax Information

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal years ended February 28, 2015 and 2014:

Non-Resident Alien Shareholders
	February 28, 2015	February 28, 2014
Qualified Interest Income**	81%	76%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year ends.

40                         Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	James T. Bunch	62,059,571	819,675
	Bruce L. Crockett	62,079,782	799,464
	Rodney F. Dammeyer	62,057,985	821,261
	Jack M. Fields	62,101,912	777,334
	Martin L. Flanagan	62,081,915	797,331
(2)	David C. Arch	1,250	0

41                         Invesco Dynamic Credit Opportunities Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-22043 VK-CE-DCO-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Dynamic Credit Opportunities Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.